Debt and Lease Arrangements - Schedule of Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Debt [Line Items]
Debt (excluding finance lease liabilities)	$ 62,798	$ 70,141
Finance lease liabilities	14,026	15,524
Debt short term	10,134	11,795
Debt long term	66,690	73,870
Total	76,824	85,665
Short-Term Debt [Member]
Disclosure Of Debt [Line Items]
Debt (excluding finance lease liabilities)	693	1,211
Debt short term	693	1,211
Long-Term Debt Due Within 1 Year [Member]
Disclosure Of Debt [Line Items]
Debt (excluding finance lease liabilities)	8,419	9,500
Finance lease liabilities	1,022	1,084
Total	9,441	10,584
Current Debt [Member]
Disclosure Of Debt [Line Items]
Debt (excluding finance lease liabilities)	9,112	10,711
Finance lease liabilities	1,022	1,084
Debt short term	10,134	11,795
Non-Current Debt [Member]
Disclosure Of Debt [Line Items]
Debt (excluding finance lease liabilities)	53,686	59,430
Finance lease liabilities	13,004	14,440
Debt long term	$ 66,690	$ 73,870